Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 49	$ 23
Interest income, not classified as impaired loans	$ 370	363
Total amount of impaired loans after guarantee expired		$ 59